Investments Held at Fair Value - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	£ 601	£ 579
Investments held at fair value through profit and loss due to exchange control restrictions	£ 89	£ 78
Percentage of investments held at fair value denominated in other than the functional currency of the subsidiary	6.00%	5.00%
Investments other than investments accounted for using equity method	£ 719	£ 700	£ 506
Additions	416	228
Disposals	372	96
Other fair value movements	24	26
Level 3
Disclosure Of Financial Assets [Line Items]
Investments other than investments accounted for using equity method	192	186
Additions	123	133
Disposals	90	82
Other fair value movements	£ 27	26
Charlotte's Web Holdings, Inc.
Disclosure Of Financial Assets [Line Items]
Investment term	7 years
Iran
Disclosure Of Financial Assets [Line Items]
Reversal of provision	£ 4	17	£ 24
Imperial Tobacco Canada
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	£ 446	£ 396